Long-term Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-term Debt
8. Long-term Debt

	Term Loans
Issue Date/ Refinancing Date		Maturity Date	Drawn Amount	December 31, 2024	December 31, 2025
March 2023		January 2032	70,000,000	66,719,215	—
May 2016		December 2025	65,650,000	19,161,840	—

Total				85,881,055	—

Current portion of long-term debt				23,537,305	—
Long-term debt				62,343,750	—

Total debt				85,881,055	—

Current portion of deferred finance charges				203,491	—
Deferred finance charges non-current				787,895	—

Total deferred finance charges				991,386	—

Total debt				85,881,055	—
Less: Total deferred finance charges				991,386	—

Total debt, net of deferred finance charges				84,889,669	—

Less: Current portion of long-term debt, net of current portion of deferred finance charges				23,333,814	—

Long-term debt				61,555,855	—

Changes in the Company’s outstanding term loans as of December 31, 2024 and 2025 are as follows:
For the year 2024:
In February 2024, the Company prepaid in full the then outstanding balance of $29.3 million of the term loan dated August 2021 with original maturity date August 2026 using cash on hand and the related mortgages on the vessels Gas Elixir, Eco Nical, Eco Dominator, Gas Myth and Gas Cerberus were released. Following this loan repayment, the related interest rate swap agreement was terminated and an amount of $1.0 million was collected from the respective counterparty.
In May 2024, the Company prepaid in full the then outstanding balance of $29.3 million of the term loan dated December 2021 with original maturity date January 2028 using cash on hand and the related mortgages on the vessels Gas Husky, Gas Esco, Eco Universe and Eco Invictus were released.
In May 2024, the Company prepaid $20.1 million of the term loan dated March 2017 with original maturity date April 2026 using cash on hand and the related mortgage on the vessel Eco Freeze was released.
In August 2024, the Company prepaid in full the then outstanding balance of $19.0 million of the term loan dated March 2017 with original maturity date April 2026 using cash on hand and the related mortgage on the vessel Eco Arctic was released.
Furthermore, during 2024 the Company made scheduled principal payments in connection with its term loans amounting to $10.5 million.
For the year 2025:
In January 2025, the Company prepaid in full the then outstanding balance of $33.4 million of the term loan dated March 2023 with original maturity date January 2032 using cash on hand and the related mortgage on the vessel Eco Wizard was released.
In April 2025, the Company prepaid in full the then outstanding balance of $18.6 million of the term loan dated May 2016 with original maturity date December 2025 using cash on hand and the related mortgage on the vessel Eco Ice was released. Following this loan repayment, the related interest rate swap agreement was terminated and an amount of $0.3 million was collected from the respective counterparty.
In July 2025, the Company prepaid in full the then outstanding balance of $31.7 million of the term loan dated March 2023 with original maturity date January 2032 using cash on hand and the related mortgage on the vessel Eco Oracle was released.
The above loans were generally repayable in quarterly or semi-annual installments and a balloon payment at maturity and were secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contained financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 120% to 130%,

•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company which is EBITDA (as defined in the loan agreements) to interest expense to be at all times greater than 2.5:1,

•	at least a certain percentage of the Company is to always be owned by members of the Vafias family,

•
the Company should maintain on a monthly basis a minimum aggregate cash balance amounting to $3,867,752 as of December 31, 2024 in the earnings accounts with the relevant banks as well as a free cash balance of $10,000,000 at the end of each quarter,

•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.
During 2025, the Company fully prepaid all outstanding loans. As of December 31, 2025, there are no outstanding loan liabilities, and accordingly, no loan covenants were applicable at year-end.
The interest rates on the outstanding loans as of December 31, 2023, 2024 and 2025 are based on a SOFR plus a margin. The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:
Year ended December 31, 2023: 7.07%
Year ended December 31, 2024: 7.52%
Year ended December 31, 2025: 7.59%
Bank loan interest expense for the above loans for the years ended December 31, 2023, 2024 and 2025 amounted to $13,250,267, $8,859,096 and $1,583,374, respectively.
Interest expense, net of interest capitalized, is included in interest and finance costs in the consolidated statements of income. For the years ended December 31, 2023, 2024 and 2025, the amortization of deferred financing charges amounted to $1,345,940, $711,378 and $990,921 respectively, and is included in interest and finance costs in the consolidated statements of income.